Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	95,529	$ 22,825,699
		$ 22,825,699
Biotechnology — 1.8%
AbbVie, Inc.(1)	239,811	$ 44,101,243
		$ 44,101,243
Broadline Retail — 5.9%
Amazon.com, Inc.(1)(2)	600,664	$ 142,765,820
		$ 142,765,820
Building Products — 1.0%
Carrier Global Corp.	377,157	$ 24,658,525
		$ 24,658,525
Capital Markets — 6.5%
Blue Owl Capital, Inc.	1,319,999	$ 34,333,174
Intercontinental Exchange, Inc.(1)	180,944	28,920,279
S&P Global, Inc.(1)	61,268	31,945,748
Stifel Financial Corp.(1)	207,643	24,055,442
Tradeweb Markets, Inc., Class A(1)	301,010	38,198,169
		$ 157,452,812
Chemicals — 1.0%
Linde PLC(1)	55,243	$ 24,645,007
		$ 24,645,007
Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	134,790	$ 24,770,358
		$ 24,770,358
Communications Equipment — 0.8%
Arista Networks, Inc.(2)	160,554	$ 18,500,637
		$ 18,500,637
Consumer Staples Distribution & Retail — 3.5%
BJ's Wholesale Club Holdings, Inc.(1)(2)	389,205	$ 38,550,755
Walmart, Inc.(1)	467,203	45,860,647
		$ 84,411,402
Security	Shares	Value
Containers & Packaging — 0.1%
AptarGroup, Inc.(1)	8,158	$ 1,282,030
		$ 1,282,030
Electrical Equipment — 1.4%
AMETEK, Inc.(1)	185,662	$ 34,265,779
		$ 34,265,779
Entertainment — 3.5%
Liberty Media Corp.-Liberty Formula One, Class C(2)	294,696	$ 28,202,407
Netflix, Inc.(1)(2)	46,604	45,520,923
Spotify Technology SA(2)	19,679	10,794,916
		$ 84,518,246
Financial Services — 4.1%
Mr. Cooper Group, Inc.(2)	239,713	$ 24,884,607
Shift4 Payments, Inc., Class A(1)(2)	316,360	37,915,746
Visa, Inc., Class A	111,225	38,016,705
		$ 100,817,058
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)(2)	318,732	$ 21,307,234
		$ 21,307,234
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	271,230	$ 34,698,454
Edwards Lifesciences Corp.(2)	344,316	24,945,694
Intuitive Surgical, Inc.(1)(2)	51,140	29,245,943
		$ 88,890,091
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.(1)	68,369	$ 37,089,499
		$ 37,089,499
Hotels, Restaurants & Leisure — 2.5%
Flutter Entertainment PLC(2)	118,125	$ 31,535,831
Marriott International, Inc., Class A	98,090	28,503,973
		$ 60,039,804
Insurance — 2.5%
Allstate Corp.(1)	200,452	$ 38,552,933
Arthur J. Gallagher & Co.	74,450	22,470,499
		$ 61,023,432
Interactive Media & Services — 9.4%
Alphabet, Inc., Class C(1)	547,513	$ 112,568,673

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A(1)	166,614	$ 114,827,036
		$ 227,395,709
IT Services — 1.2%
Gartner, Inc.(2)	53,779	$ 29,192,855
		$ 29,192,855
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.(1)	60,990	$ 36,456,772
		$ 36,456,772
Machinery — 1.0%
Parker-Hannifin Corp.	34,275	$ 24,234,139
		$ 24,234,139
Media — 0.4%
Trade Desk, Inc., Class A(2)	90,919	$ 10,790,267
		$ 10,790,267
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips(1)	481,855	$ 47,621,729
EQT Corp.	491,707	25,136,062
		$ 72,757,791
Pharmaceuticals — 2.0%
Eli Lilly & Co.(1)	59,699	$ 48,420,665
		$ 48,420,665
Professional Services — 3.4%
Automatic Data Processing, Inc.(1)	59,962	$ 18,169,086
Booz Allen Hamilton Holding Corp.	190,085	24,520,965
TransUnion(1)	409,436	40,636,523
		$ 83,326,574
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(2)	247,248	$ 18,939,197
FirstService Corp.	115,741	21,049,815
		$ 39,989,012
Semiconductors & Semiconductor Equipment — 12.4%
Analog Devices, Inc.(1)	133,603	$ 28,309,140
Broadcom, Inc.(1)	335,474	74,230,332
Lam Research Corp.(1)	536,313	43,468,168
NVIDIA Corp.(1)	1,302,038	156,335,703
		$ 302,343,343
Security	Shares	Value
Software — 10.8%
Fair Isaac Corp.(2)	14,577	$ 27,310,884
Microsoft Corp.(1)	455,855	189,207,176
Palo Alto Networks, Inc.(2)	155,998	28,769,151
Synopsys, Inc.(2)	30,760	16,163,765
		$ 261,450,976
Specialty Retail — 2.7%
Burlington Stores, Inc.(2)	118,877	$ 33,752,747
TJX Cos., Inc.	259,007	32,321,483
		$ 66,074,230
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.(1)	685,755	$ 161,838,180
		$ 161,838,180
Trading Companies & Distributors — 1.1%
United Rentals, Inc.	35,860	$ 27,184,032
		$ 27,184,032
Total Common Stocks (identified cost $1,283,546,458)		$2,424,819,221

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(3)	18,409,507	$ 18,409,507
Total Short-Term Investments (identified cost $18,409,507)		$ 18,409,507
Total Investments — 100.5% (identified cost $1,301,955,965)		$2,443,228,728
Total Written Call Options — (0.5)% (premiums received $10,439,256)		$ (11,426,960)
Other Assets, Less Liabilities — (0.0)%(4)		$ (1,738,400)
Net Assets — 100.0%		$2,430,063,368
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(4)	Amount is less than (0.05)%.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	160	$96,648,480	$6,075	2/3/25	$ (148,800)
S&P 500 Index	160	96,648,480	5,990	2/5/25	(1,147,200)
S&P 500 Index	162	97,856,586	5,950	2/7/25	(1,845,990)
S&P 500 Index	161	97,252,533	5,880	2/10/25	(2,816,695)
S&P 500 Index	158	95,440,374	6,025	2/12/25	(1,154,190)
S&P 500 Index	158	95,440,374	6,070	2/14/25	(850,830)
S&P 500 Index	158	95,440,374	6,100	2/18/25	(668,340)
S&P 500 Index	158	95,440,374	6,150	2/19/25	(408,430)
S&P 500 Index	159	96,044,427	6,200	2/21/25	(263,940)
S&P 500 Index	162	97,856,586	6,090	2/24/25	(929,070)
S&P 500 Index	159	96,044,427	6,125	2/26/25	(719,475)
S&P 500 Index	158	95,440,374	6,180	2/28/25	(474,000)
Total					$(11,426,960)
At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $18,409,507, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,137,477	$135,410,036	$(120,138,006)	$ —	$ —	$18,409,507	$111,244	18,409,507
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,424,819,221*	$ —	$ —	$2,424,819,221
Short-Term Investments	18,409,507	—	—	18,409,507
Total Investments	$2,443,228,728	$ —	$ —	$2,443,228,728
Liability Description
Written Call Options	$ (11,426,960)	$ —	$ —	$ (11,426,960)
Total	$ (11,426,960)	$ —	$ —	$ (11,426,960)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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